Borrowings - Schedule of Interest-Bearing Borrowings (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Interest-Bearing Borrowings [Abstract]
Secured bank loan, due October 2040	[1]	$ 2,660,015	$ 2,727,955
Other secured borrowings	[2]	1,512,334	2,009,569
Total		$ 4,172,349	$ 4,737,524

[1]	The secured bank loan was obtained from Nanyang Commercial Bank, Limited and bears interest at Hong Kong dollar prime rate minus 1.2% per annum. The bank borrowing is collateralized by the Company’s property with an aggregate net carrying amount of $4,221,256 and 4,124,771 as of December 31, 2025 and June 30, 2026. The secured bank loan contains a repayment-on-demand clause and is therefore classified as current liability. Interest expense of nil and $59,542 on this secured bank loan was recognized for the six months ended June 30, 2025 and 2026.
[2]	The other secured borrowings were obtained from a financial institution, an independent third party, and are collateralized by marketable equity securities with a carrying amount of $4,980,098 and $7,281,188 as of December 31, 2025 and June 30, 2026. The borrowings bear interest at 19.50% per annum and have no fixed repayment terms. Interest expense of nil and $174,186 on these borrowings was recognized for the six months ended June 30, 2025 and 2026.